Financial Instruments - Summary of Currency Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ (208,781)	$ (276,289)
Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(54,818)	(82,414)
Trades and other receivables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	3,411	1,288
Trades and other receivables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	32,370	10,485
Trades and other payables [Member] | Between USD and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(212,192)	(277,577)
Trades and other payables [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(664)	(656)
Loans and Borrowings [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	(86,538)	$ (92,243)
Cash and cash equivalents [Member] | Between AED and INR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Net exposure to foreign currency risk	$ 14